Consolidated Statements of Comprehensive Income - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Comprehensive Income
Operating revenue	¥ 204,605,083	¥ 169,446,338	¥ 174,009,401
Tax and levies on operations	(1,686,341)	(1,794,004)	(1,832,975)
Operating expenses, net
Fuel	(146,539,362)	(88,966,304)	(97,686,799)
Maintenance	(4,503,584)	(5,001,982)	(4,606,171)
Depreciation	(22,270,421)	(22,146,316)	(21,864,903)
Labor	(16,107,285)	(14,503,290)	(13,514,752)
Service fees on transmission and transformer facilities of HIPDC	(47,947)	(95,894)	(95,067)
Purchase of electricity	(9,114,851)	(4,720,261)	(5,151,578)
Others, net	(11,702,778)	(20,300,072)	(16,879,425)
Total operating expenses	(210,286,228)	(155,734,119)	(159,798,695)
(Loss)/profit from operations	(7,367,486)	11,918,215	12,377,731
Interest income	288,291	292,724	264,554
Financial expenses, net
Interest expense	(8,798,200)	(9,200,612)	(10,762,718)
Exchange (loss)/gain and bank charges, net	(40,290)	100,643	(210,422)
Total financial expenses, net	(8,838,490)	(9,099,969)	(10,973,140)
Share of profits less losses of associates and joint ventures	804,386	1,774,322	1,185,622
(Loss)/gain on fair value changes of financial assets/liabilities		(1,566)	36,667
Other investment (loss)/income	(7,345)	(109,990)	228,026
(Loss)/profit before income tax expense	(15,120,644)	4,773,736	3,119,460
Income tax expense	1,929,755	(2,163,173)	(2,011,255)
Net (loss)/profit	(13,190,889)	2,610,563	1,108,205
Items that will not be reclassified to profit or loss:
Fair value changes of other equity instrument investments	(46,808)	(175,984)	(61,652)
Share of other comprehensive (loss)/income of joint ventures and associates	(42,863)	(178,501)	367,528
Income tax effect	12,231	43,996	15,413
Items that may be reclassified subsequently to profit or loss
Share of other comprehensive (loss)/income of joint ventures and associates	(1,441)	(4,348)	1,168
Cash flow hedges:
Effective portion of changes in fair value of hedging instruments arising during the year	1,235,874	(166,323)	264,691
Reclassification adjustments for (losses)/gains included in profit or loss	(624,876)	414,821	(119,793)
Exchange differences on translation of foreign operations	(989,932)	(862,454)	128,494
Income tax effect	(103,870)	(42,245)	(24,962)
Other comprehensive (loss)/income, net of tax	(561,685)	(971,038)	570,887
Total comprehensive income/(loss)	(13,752,574)	1,639,525	1,679,092
Net (loss)/profit attributable to:
Equity holders of the Company	(10,636,194)	2,377,851	766,345
Non-controlling interests	(2,554,695)	232,712	341,860
Net (loss)/profit	(13,190,889)	2,610,563	1,108,205
Total comprehensive (loss)/income attributable to:
Equity holders of the Company	(10,933,871)	1,599,471	1,498,013
Non-controlling interests	(2,818,703)	40,054	181,079
Total comprehensive income/(loss)	¥ (13,752,574)	¥ 1,639,525	¥ 1,679,092
(Losses)/earnings per share attributable to the shareholders of the Company (expressed in RMB per share)
Basic	¥ (0.81)	¥ 0.04	¥ 0.01
Diluted	¥ (0.81)	¥ 0.04	¥ 0.01